Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	MAINSTAY VP FUNDS TRUST
Entity Central Index Key	0000887340
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 09, 2023
Document Effective Date	May 09, 2023
Prospectus Date	May 01, 2023